SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

DUFF & PHELPS UTILITY AND
INFRASTRUCTURE FUND INC.

200 South Wacker Drive
Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-04915

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of Duff & Phelps Utility and Infrastructure Fund Inc. (formerly known as Duff & Phelps Global Utility Income Fund Inc.) (the “Fund”) to be redeemed:

Floating Rate Mandatory Redeemable Preferred Shares, Series A,
par value $0.001 per share, liquidation preference $25.00 per share
(CUSIP No. 26433C2#1) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

April 20, 2020

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 3(a)(i) of the Articles Supplementary Creating Series A, Series B and Series C of Floating Rate Mandatory Redeemable Preferred Shares, filed by the Fund on August 24, 2015.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 800,000 of the outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of March, 2020.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.

By:      /s/ Jennifer Fromm

Name: Jennifer Fromm

Title: Secretary